Lease - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Long-term lease expense	$ 30
Short-term lease expense	15
Total lease costs	45
Impairment of right-of-use assets	$ 0	$ 0	$ 0